Statement of Stockholders' Equity - USD ($)	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Share Premium [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Capital Reserve [Member]	Predecessor [Member] Noncontrolling Interest [Member]	Predecessor [Member] AOCI Attributable to Parent [Member]	Predecessor [Member]	Common Stock [Member]	Share Premium [Member]	Retained Earnings [Member]	Capital Reserve [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2021	$ 34,446	$ 600,278	$ (284,811)				$ 349,913
Balance, shares at Mar. 31, 2021	2,611,260
Common stock issued during the year
Net loss			(52,986)				(52,986)
Exchange gain on translation of Foreign Subsidiaries
Ending balance, value at Jun. 15, 2021	$ 34,446	$ 600,278	$ (337,797)				$ 296,927
Balance, shares at Jun. 15, 2021	2,611,260
Common stock issued during the year								$ 191,408	124,682					316,090
Net loss										(367,023)		(15,293)		(382,316)
Exchange gain on translation of Foreign Subsidiaries													4,771	$ 4,771
Financial Designation, Predecessor and Successor [Fixed List]														Successor
Common stock issued during the year, shares								19,140,849
Adjustments Pertaining to Business Combination										49,813				$ 49,813
Profit on Consolidation											87,756	20,989		108,745
Ending balance, value at Mar. 31, 2022								$ 191,408	124,682	(317,210)	87,756	5,696	4,771	97,103
Balance, shares at Mar. 31, 2022								19,140,849
Common stock issued during the year								$ 69	24,932					25,001
Net loss										(654,273)		(20,675)		(674,948)
Exchange gain on translation of Foreign Subsidiaries													46,286	$ 46,286
Financial Designation, Predecessor and Successor [Fixed List]														Successor
Common stock issued during the year, shares								6,849
Adjustments Pertaining to Business Combination
Profit on Consolidation
Ending balance, value at Mar. 31, 2023								$ 191,477	$ 149,614	$ (971,483)	$ 87,756	$ (14,979)	$ 51,057	$ (506,558)
Balance, shares at Mar. 31, 2023								19,147,698